Consolidated Statements of Changes in Shareholders’ Equity (Unaudited) - USD ($)	Common Stock	Additional paid-in capital	Accumulated deficit	Accumulated other comprehensive income	Shareholders’ equity to Huadi International Group Co., Ltd.	Non- controlling interests	Statutory Surplus Reserve	Total
Balance at Sep. 30, 2020	$ 2,000	$ 22,531,620	$ (159,189)	$ 3,189,856	$ 25,564,287	$ 224,413		$ 25,788,700
Balance (in Shares) at Sep. 30, 2020	10,000,000
Stock offering, net of offering cost	$ 625	21,679,716			21,679,716			21,679,716
Stock offering, net of offering cost (in Shares)	3,125,000
Foreign currency translation gain				868,185	868,185	8,752		876,937
Net income			635,908		635,908	6,423		642,331
Balance at Mar. 31, 2021	$ 2,625	44,211,336	476,719	4,058,041	51,857,004	237,846		48,986,567
Balance (in Shares) at Mar. 31, 2021	13,125,000
Balance at Sep. 30, 2021	$ 2,625	44,211,336	2,116,581	4,627,661	51,213,908	264,506	$ 255,705	51,478,414
Balance (in Shares) at Sep. 30, 2021	13,127,000
Warrant exercise	$ 13	(13)
Warrant exercise (in Shares)	65,232
Foreign currency translation gain				652,155	652,155	6,587		658,742
Net income			(9,058)		(9,058)	(92)		(9,150)
Balance at Mar. 31, 2022	$ 2,638	$ 44,211,323	$ 2,107,523	$ 5,279,816	$ 51,857,005	$ 271,001	$ 255,705	$ 52,128,006
Balance (in Shares) at Mar. 31, 2022	13,192,232